Structured Entities - Summary of Other Unconsolidated Bank-Sponsored Entities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 31,336	$ 31,034	$ 28,775
Investment funds [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	2,165	2,189
Scotia managed companies [member]
Disclosure of unconsolidated structured entities [line items]
Revenue		1
Unconsolidated bank sponsored entities [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 2,165	$ 2,190